Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Actuarial valuation gains (losses), Pre-tax	$ 4,235	$ 1,682	$ (4,460)
Actuarial valuation gains (losses), Deferred tax	(1,880)	(374)	1,726
Actuarial valuation gains (losses), After tax	2,355	1,308	(2,734)
Cash flow hedging for future crude oil exports, Pre-tax	4,589	(3,654)	5,695
Cash flow hedging for future crude oil exports, Deferred tax	(1,775)	1,473	(2,624)
Cash flow hedging for future crude oil exports, After tax	2,814	(2,181)	3,071
Hedge of a net investment in a foreign operation, Pre-tax	6,642	(6,305)	8,973
Hedge of a net investment in a foreign operation, Deferred tax	(2,893)	2,979	(2,760)
Hedge of a net investment in a foreign operation, After tax	3,749	(3,326)	6,213
Hedge with derivative instruments, Pre-tax	240	(172)	242
Hedge with derivative instruments, Deferred tax	(136)	87	(68)
Hedge with derivative instruments, After tax	104	(85)	174
Valuation of financial instruments at fair value, Pre-tax	227	(237)
Valuation of financial instruments at fair value, Deferred tax	(90)	94
Valuation of financial instruments at fair value, After tax	137	(143)
Foreign currency translation, Deferred tax	680
Foreign currency translation, After tax	680
Pre-tax	15,933	(8,686)	10,450
Deferred tax recognized in other comprehensive income	(6,094)	4,259	(3,726)
After tax	9,839	(4,427)	6,724
Hedge of a net investment in a foreign operation
Taxes
Hedge of a net investment in a foreign operation, Deferred tax	(2,893)	2,979	(2,760)
Foreign currency translation, Pre-tax	$ (6,642)	$ 6,305	$ (8,973)